Consolidated statement of financial position - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023
Non-current assets
Goodwill	€ 24,956	€ 27,615
Other intangible assets	13,896	19,592
Property, plant and equipment	28,499	37,992
Investments in associates and joint ventures	10,032	11,079
Other investments	1,006	1,093
Deferred tax assets	20,177	19,316
Post employment benefits	257	329
Trade and other receivables	5,967	7,843
Total non-current assets	104,790	124,859
Current assets
Inventory	568	956
Taxation recoverable	76	279
Trade and other receivables	8,594	10,705
Other investments	5,092	7,017
Cash and cash equivalents	6,183	11,705
Total current assets	20,513	30,662
Assets held for sale	19,047
Total assets	144,350	155,521
Equity
Called up share capital	4,797	4,797
Additional paid-in capital	149,253	149,145
Treasury shares	(7,645)	(7,719)
Accumulated losses	(114,641)	(113,086)
Accumulated other comprehensive income	28,202	30,262
Total attributable to owners of the parent	59,966	63,399
Non-controlling interests	1,032	1,084
Total equity	60,998	64,483
Non-current liabilities
Borrowings	48,328	51,669
Deferred tax liabilities	699	771
Post employment benefits	181	258
Provisions	1,615	1,572
Trade and other payables	2,328	2,184
Total non-current liabilities	53,151	56,454
Current liabilities
Borrowings	8,659	14,721
Financial liabilities under put option arrangements		485
Taxation liabilities	393	457
Provisions	833	674
Trade and other payables	13,398	18,247
Total current liabilities	23,283	34,584
Liabilities held for sale	6,918
Total equity and liabilities	€ 144,350	€ 155,521